Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Property Plant And Equipment [Line Items]
Revenue for Vessels	$ 58,196	$ 50,018	$ 111,248	$ 92,429
Effect of retrospective application
Property Plant And Equipment [Line Items]
Increase/ (decrease) in net cash provided by operating activities				(444)
Increase/ (decrease) in net cash provided financing activities				(985)
Increase/ (decrease) in cash and cash equivalents				(1,429)
Voyage contracts
Property Plant And Equipment [Line Items]
Revenue for Vessels			3,814	0
Time charter
Property Plant And Equipment [Line Items]
Revenue for Vessels			104,672	88,765
Pooling and profit sharing arrangements
Property Plant And Equipment [Line Items]
Revenue for Vessels			$ 2,762	$ 3,664